Schedule of effect of reclassification (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other receivables	$ 306,218	$ 471,271
Prepayments and other current assets	899,042	299,647
Total Current Assets	5,659,452	3,476,587
Accounts payable	2,476,037	2,488,675
Other payables and accrued liabilities	3,716,637	2,045,594
Deferred revenue	22,139	29,120	$ 126,440
Total Current Liabilities	13,327,661	9,486,302
Total Liabilities	13,439,768	9,776,770
Interest expenses		87,366
Proceeds from convertible notes		1,813,599
Other receivables	159,897	(291,497)	33,237
Prepayments and other current assets	(601,877)	(1,478)	139,669
Accounts payable	(12,248)	(286,625)	981,220
Other payables and accrued liabilities	2,154,760	724,177	575,978
Deferred revenue	(6,981)	(97,633)	(229,263)
Net cash used in operating activities	(10,417,626)	(5,349,494)	(5,508,254)
Net cash provided by financing activities	$ 10,982,074	5,121,663	$ 7,848,654
Previously Reported [Member]
Other receivables		371,271
Prepayments and other current assets		399,647
Total Current Assets		3,476,587
Accounts payable		2,710,891
Other payables and accrued liabilities		1,807,263
Deferred revenue		45,235
Total Current Liabilities		9,486,302
Total Liabilities		9,776,770
Interest expenses
Proceeds from convertible notes		1,900,965
Other receivables		(191,497)
Prepayments and other current assets		(101,478)
Accounts payable		(64,410)
Other payables and accrued liabilities		485,847
Deferred revenue		(81,518)
Net cash used in operating activities		(5,436,860)
Net cash provided by financing activities		5,209,029
Revision of Prior Period, Reclassification, Adjustment [Member]
Other receivables		100,000
Prepayments and other current assets		(100,000)
Total Current Assets
Accounts payable		(222,216)
Other payables and accrued liabilities		238,331
Deferred revenue		(16,115)
Total Current Liabilities
Total Liabilities
Interest expenses		87,366
Proceeds from convertible notes		(87,366)
Other receivables		(100,000)
Prepayments and other current assets		100,000
Accounts payable		(222,215)
Other payables and accrued liabilities		238,330
Deferred revenue		(16,115)
Net cash used in operating activities		87,366
Net cash provided by financing activities		$ (87,366)